Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.5%
ABFC Trust
Series 2005-AQ1, Class A4,
4.57% (A), 01/25/2034	$ 850	$ 849
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%,
0.89% (A), 12/26/2044 (B)	395,433	394,428
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,950,085	2,068,041
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	219,922
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	291,824
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	795,246
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	884,610	935,261
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,925,606
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	905,999
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,306,012
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (B)	400,000	401,744
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D,
3.13%, 01/18/2023	462,721	466,030
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	1,622,436	1,673,974
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	473,851	484,172
Series 2021-1A, Class A,
2.16%, 04/15/2036 (B)	870,582	876,180
BVRT Financing Trust
0.01%, 11/10/2032 (C) (D)	763,464	763,464
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	1,822,821	1,870,670
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (B)	1,464,082	1,465,036
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3,
3.10%, 12/15/2050 (B)	423,760	441,540
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,862,912
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%,
0.65% (A), 02/25/2033	395,451	383,626
Series 2003-6, Class 1A5,
4.97% (A), 11/25/2034	126,246	132,881
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.81% (A), 06/25/2040 (B)	176,541	15,365

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	$ 1,300,000	$ 1,461,209
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,047,294	1,100,948
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (B)	722,507	722,882
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	252,653	256,483
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	473,116	492,418
Drive Auto Receivables Trust
Series 2017-1, Class D,
3.84%, 03/15/2023	164,092	164,647
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	773,817	779,780
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	667,499
DT Auto Owner Trust
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	231,003	232,202
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,851,344
Series 2021-2A, Class C,
1.10%, 02/16/2027 (B)	761,000	765,032
First Investors Auto Owner Trust
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	313,326	314,111
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (B)	2,000,000	2,045,654
Flagship Credit Auto Trust
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,073,456
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,306,786
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	440,364	454,577
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	1,220,493	1,266,783
FREED ABS Trust
Series 2019-2, Class A,
2.62%, 11/18/2026 (B)	15,512	15,525
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	504,447	381,867
G2 Co.
2.50%, 01/20/2051 (E)	850,000	881,543
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	27,493	27,843
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	145,815	145,210
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C) (F)	1,316,985	1,310,400
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	176,373	187,572
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	895,982	938,969
Series 2019-2A, Class A,
2.76%, 04/15/2055 (B)	1,085,046	1,118,367

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	$ 186,093	$ 192,958
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	518,443	546,116
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	687,133	719,366
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	131,763	134,882
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.70% (A), 08/25/2038 (B)	893,720	18,102
Series 2014-2, Class A,
3.00% (A), 04/25/2040 (B)	164,724	13,497
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,377,871
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (B)	900,000	903,649
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	1,383,715	1,399,683
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	3,010,000	3,002,054
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (B)	505,000	506,954
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (B)	900,000	900,641
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	226,981	239,821
SART
Series 2018-1,
4.75%, 06/15/2025	1,163,576	1,164,157
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,400,000	1,400,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	29,472	28,220
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	54,297	54,862
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	54,297	54,861
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,064,686
Synchrony Card Issuance Trust
Series 2018-A1, Class A,
3.38%, 09/15/2024	1,580,000	1,586,504
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B) (F)	949,188	964,479
Series 2021-1A, Class D,
1.92%, 05/15/2026 (B)	330,000	330,088
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	138,301	139,179
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,566,219	1,566,219

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	$ 347,859	$ 365,989
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	78,271	78,213
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	1,385,000	1,407,081

Total Asset-Backed Securities (Cost $63,560,760)		64,804,021

CORPORATE DEBT SECURITIES - 32.1%
Aerospace & Defense - 1.0%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	356,463
3.95%, 04/10/2047 (B)	150,000	173,879
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	198,010
3.00%, 09/15/2050 (B)	239,000	240,285
Boeing Co.
1.17%, 02/04/2023	435,000	436,445
1.43%, 02/04/2024	885,000	887,250
1.95%, 02/01/2024	600,000	615,209
2.20%, 02/04/2026	540,000	544,753
2.75%, 02/01/2026	580,000	606,431
3.10%, 05/01/2026	400,000	427,082
3.25%, 03/01/2028	366,000	387,061
4.88%, 05/01/2025	290,000	325,142
5.15%, 05/01/2030	450,000	536,652
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	350,000	344,621
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	383,681
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	292,914
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	181,499
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	149,128
3.75%, 11/01/2046	285,000	329,664
4.15%, 05/15/2045	148,000	179,186
4.50%, 06/01/2042	542,000	692,779
6.70%, 08/01/2028	260,000	345,142

		8,633,276

Airlines - 1.0%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	579,784	592,234
3.55%, 07/15/2031 (B)	342,792	336,479
3.60%, 09/15/2028 (B)	445,874	456,322
4.13%, 11/15/2026 (B)	445,751	459,372
American Airlines Pass-Through Trust
3.00%, 04/15/2030	801,410	818,299
3.65%, 02/15/2029	677,810	707,483
3.70%, 04/01/2028	130,190	132,415
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	419,737	431,787
4.13%, 03/20/2033 (B)	441,558	452,430
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	159,481	168,899
5.98%, 10/19/2023	107,665	109,713
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	231,587	238,839

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 488,990	$ 503,752
3.10%, 04/07/2030	419,716	427,557
3.50%, 09/01/2031	603,404	631,355
3.65%, 07/07/2027	161,053	160,305
3.70%, 09/01/2031	574,250	598,656
4.15%, 02/25/2033	568,743	617,146
4.55%, 08/25/2031	505,992	547,002

		8,390,045

Automobiles - 0.3%
General Motors Co.
6.13%, 10/01/2025	210,000	248,532
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (B)	788,000	844,826
4.35%, 09/17/2027 (B)	1,253,000	1,391,374

		2,484,732

Banks - 5.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	600,000	674,636
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	758,347
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (B)	200,000	227,102
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	290,250
Banco Santander SA
1.85%, 03/25/2026	400,000	406,505
2.75%, 05/28/2025 - 12/03/2030	800,000	834,386
3.13%, 02/23/2023	200,000	207,936
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,345,000	1,384,548
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	1,172,000	1,155,412
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	670,000	699,441
3.25%, 10/21/2027	183,000	199,374
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	215,340
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	470,000	516,290
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,446,267
Fixed until 03/05/2028, 3.97% (A), 03/05/2029	1,300,000	1,472,730
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	248,061
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	604,000	606,378
3.65%, 03/16/2025	223,000	242,297
3.68%, 01/10/2023	300,000	304,260
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	613,329
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	237,905
Fixed until 08/12/2030, 2.59% (A), 08/12/2035 (B)	200,000	197,258
2.82%, 01/26/2041 (B) (G)	330,000	319,558
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	623,897

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
1.00%, 01/20/2026 (B)	$ 435,000	$ 432,443
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	311,813
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	315,000	312,846
4.63%, 07/11/2024 (B)	600,000	656,650
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (A), 01/28/2027	573,000	568,060
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	1,145,000	1,182,726
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,070,578
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	186,856
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	400,000	440,496
Fixed until 02/18/2026 (H), 3.88% (A)	1,160,000	1,187,260
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	967,450
Citizens Bank NA
3.70%, 03/29/2023	475,000	499,144
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	650,669
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	368,415
2.81%, 01/11/2041 (B) (G)	250,000	241,394
4.38%, 03/17/2025 (B)	200,000	220,514
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	1,000,603
Fifth Third Bank NA
3.85%, 03/15/2026	200,000	223,296
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	705,000	713,226
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	580,000	586,126
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,067,641
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	1,103,000	1,233,145
4.25%, 03/14/2024	500,000	540,362
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	400,000	401,360
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	414,253
Fixed until 04/01/2026, 1.73% (A), 04/01/2027	225,000	229,048
KeyBank NA
3.18%, 10/15/2027	250,000	256,025
KeyCorp
4.15%, 10/29/2025	235,000	265,697
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	330,000	332,132
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	205,989
4.38%, 03/22/2028	339,000	392,049
4.58%, 12/10/2025	200,000	225,392

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (A), 03/03/2036 (B)	$ 405,000	$ 408,442
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	707,387
2.53%, 09/13/2023	200,000	208,868
3.75%, 07/18/2039	430,000	495,876
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	410,000	407,615
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	705,960
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	426,239
National Australia Bank Ltd.
2.65%, 01/14/2041 (B)	250,000	239,750
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	646,583
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	589,126
3.88%, 09/12/2023	350,000	373,284
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	277,115
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	662,668
4.80%, 04/05/2026	462,000	530,439
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	399,786
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (A), 06/14/2027	320,000	321,454
3.57%, 01/10/2023	360,000	364,976
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	870,000	866,820
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	310,000	311,026
Fixed until 06/09/2031, 2.89% (A), 06/09/2032 (B)	720,000	734,993
3.00%, 01/22/2030 (B) (G)	391,000	412,726
4.25%, 04/14/2025 (B)	270,000	295,019
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	253,722
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,002,334
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B) (G)	300,000	334,142
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/2029	1,240,000	1,338,277
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	400,000	400,857
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	222,566
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,505,000	1,635,062
Fixed until 03/15/2026 (H), 3.90% (A)	395,000	410,065
4.10%, 06/03/2026	121,000	136,239
4.30%, 07/22/2027	246,000	282,447
4.40%, 06/14/2046	165,000	201,169
4.65%, 11/04/2044	184,000	231,027
4.75%, 12/07/2046	419,000	537,707
4.90%, 11/17/2045	202,000	262,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
4.42%, 07/24/2039	$ 335,000	$ 403,670

		49,303,254

Beverages - 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,044,000	1,297,004
4.90%, 02/01/2046	170,000	217,730
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	154,000	191,433
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	480,000	580,716
4.44%, 10/06/2048	520,000	634,735
4.60%, 06/01/2060	225,000	282,132
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	271,790
2.75%, 01/22/2030	435,000	457,685
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	209,642
5.25%, 11/15/2048	110,000	151,178
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	550,000	589,418
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	133,443
4.42%, 05/25/2025	112,000	126,035
4.99%, 05/25/2038	162,000	208,668

		5,351,609

Biotechnology - 0.6%
AbbVie, Inc.
2.80%, 03/15/2023	162,000	166,689
3.20%, 11/21/2029	438,000	480,399
4.05%, 11/21/2039	1,420,000	1,671,873
4.40%, 11/06/2042	425,000	522,602
4.45%, 05/14/2046	165,000	203,700
4.55%, 03/15/2035	300,000	367,773
Biogen, Inc.
2.25%, 05/01/2030	572,000	582,239
3.15%, 05/01/2050	160,000	159,354
Gilead Sciences, Inc.
2.60%, 10/01/2040	545,000	541,019
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	920,000	888,600

		5,584,248

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	159,151
6.50%, 08/15/2032	410,000	553,071

		712,222

Capital Markets - 2.1%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	415,000	432,694
Charles Schwab Corp.
Fixed until 06/01/2026 (H), 4.00% (A)	540,000	563,625
Fixed until 12/01/2030 (H), 4.00% (A)	425,000	442,510
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B)	1,255,000	1,236,456
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	257,299
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	277,458
4.28%, 01/09/2028 (B)	400,000	448,445

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B) (G)	$ 244,000	$ 248,940
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	342,241
3.30%, 11/16/2022	200,000	206,795
3.70%, 05/30/2024	700,000	749,573
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	1,085,000	1,090,009
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	285,342
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	440,000	446,499
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	777,304
3.50%, 01/23/2025 - 11/16/2026	362,000	393,528
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,727,000	1,927,130
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	554,796
6.75%, 10/01/2037	200,000	295,450
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	719,905
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	467,024
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,188,031
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	278,000	312,372
4.10%, 05/22/2023	150,000	159,628
4.30%, 01/27/2045	280,000	349,479
Fixed until 01/23/2029, 4.43% (A), 01/23/2030	457,000	536,560
5.00%, 11/24/2025	497,000	574,026
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	635,270
2.68%, 07/16/2030	370,000	378,626
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032 (G)	343,000	375,994
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	204,918
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	347,273
3.49%, 05/23/2023 (B)	400,000	409,855
4.13%, 09/24/2025 (B)	200,000	223,870

		17,858,925

Chemicals - 0.2%
Albemarle Corp.
5.45%, 12/01/2044	200,000	263,189
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	193,493
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	187,000	249,454
LYB International Finance III LLC
1.25%, 10/01/2025	130,000	130,726
Nutrien Ltd.
4.13%, 03/15/2035	450,000	524,515
5.00%, 04/01/2049	140,000	188,889

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Union Carbide Corp.
7.75%, 10/01/2096	$ 210,000	$ 387,212

		1,937,478

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	175,261
5.63%, 03/15/2042 (B)	141,000	197,005
Republic Services, Inc.
1.45%, 02/15/2031 (G)	460,000	442,864
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	450,000	451,270

		1,266,400

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	640,000	671,798

Construction Materials - 0.1%
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	265,773
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	303,735

		569,508

Consumer Finance - 0.6%
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	341,499
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	132,524
3.75%, 07/28/2026	200,000	221,736
Fixed until 09/01/2026 (H), 3.95% (A)	390,000	403,455
4.20%, 10/29/2025	150,000	168,169
Daimler Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	313,332
General Motors Financial Co., Inc.
1.25%, 01/08/2026	747,000	746,420
2.35%, 01/08/2031	499,000	498,858
2.70%, 06/10/2031	360,000	368,295
4.35%, 01/17/2027	180,000	203,838
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	653,447
1.30%, 01/08/2026 (B)	180,000	178,929
1.50%, 06/15/2026 (B)	515,000	514,110
1.80%, 01/10/2028 (B)	345,000	343,998
3.00%, 02/10/2027 (B)	215,000	229,792
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	310,000	311,231

		5,629,633

Containers & Packaging - 0.2%
Graphic Packaging International LLC
1.51%, 04/15/2026 (B)	457,000	458,433
International Paper Co.
8.70%, 06/15/2038	120,000	203,759
WRKCo, Inc.
3.00%, 09/15/2024	350,000	371,456
3.75%, 03/15/2025	300,000	328,848

		1,362,496

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	190,000	197,167
Pepperdine University
3.30%, 12/01/2059	310,000	321,507

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services (continued)
SART
4.75%, 07/15/2024	$ 1,012,985	$ 1,015,011
University of Southern California
3.23%, 10/01/2120	310,000	331,167

		1,864,852

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	189,000	187,822
2.88%, 08/14/2024	345,000	360,928
4.45%, 12/16/2021	310,000	313,505
4.50%, 09/15/2023	1,225,000	1,310,858
6.50%, 07/15/2025	150,000	175,565
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	302,497
5.50%, 12/15/2024 (B)	558,000	632,198
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	238,798
4.70%, 09/20/2047	242,000	302,960
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (B)	480,000	532,482
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,400,000	1,715,610
Jefferies Group LLC
6.25%, 01/15/2036	260,000	354,176
6.45%, 06/08/2027	133,000	167,245
LSEGA Financing PLC
2.00%, 04/06/2028 (B) (G)	765,000	783,691
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	294,000	300,426
ORIX Corp.
2.90%, 07/18/2022	201,000	206,010

		7,884,771

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
1.65%, 02/01/2028	140,000	140,097
2.25%, 02/01/2032	940,000	936,022
2.30%, 06/01/2027	600,000	628,038
3.10%, 02/01/2043	1,340,000	1,337,401
3.50%, 06/01/2041	972,000	1,031,427
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	164,000	177,425
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (B)	81,000	86,187
Verizon Communications, Inc.
2.10%, 03/22/2028	880,000	904,516
2.65%, 11/20/2040	427,000	417,538
4.27%, 01/15/2036	400,000	480,050
4.67%, 03/15/2055	385,000	502,742
4.86%, 08/21/2046	447,000	587,689

		7,229,132

Electric Utilities - 2.0%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	138,209
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	178,095
Alabama Power Co.
5.60%, 03/15/2033	160,000	209,403
Appalachian Power Co.
6.38%, 04/01/2036	200,000	283,673
6.70%, 08/15/2037	200,000	291,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Arizona Public Service Co.
5.05%, 09/01/2041	$ 303,000	$ 402,770
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	246,180
3.50%, 08/15/2046	188,000	213,858
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	643,359
6.45%, 10/15/2032	100,000	139,321
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	230,425
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	503,310
Edison International
5.75%, 06/15/2027 (G)	350,000	403,284
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	323,120
Emera US Finance, LP
4.75%, 06/15/2046	350,000	424,091
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	294,598
3.63%, 05/25/2027 (B)	270,000	301,493
Entergy Louisiana LLC
2.90%, 03/15/2051	210,000	213,274
3.05%, 06/01/2031	189,000	205,882
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	685,225
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	151,846
5.40%, 09/01/2035	100,000	135,113
Fortis, Inc.
3.06%, 10/04/2026	620,000	671,992
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	230,000	245,666
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	230,394
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	221,341
Nevada Power Co.
5.38%, 09/15/2040	52,000	69,608
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	157,113
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	165,569
Northern States Power Co.
6.20%, 07/01/2037	89,000	131,195
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	310,000	318,780
2.45%, 12/02/2027 (B)	345,000	352,425
4.45%, 06/15/2029 (B)	375,000	422,440
OGE Energy Corp.
0.70%, 05/26/2023	225,000	225,098
Ohio Edison Co.
6.88%, 07/15/2036	150,000	218,040
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	275,000	275,150
Pacific Gas & Electric Co.
1.37%, 03/10/2023	625,000	624,555
3-Month LIBOR + 1.38%, 1.53% (A), 11/15/2021	1,265,000	1,266,351
1.75%, 06/16/2022	2,310,000	2,306,837
2.95%, 03/01/2026	205,000	209,648
3.45%, 07/01/2025	325,000	339,026
3.75%, 08/15/2042	130,000	118,937
4.30%, 03/15/2045	220,000	208,135
Public Service Electric & Gas Co.
3.65%, 09/01/2042	138,000	160,158

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co.
4.05%, 03/15/2042	$ 300,000	$ 326,363
5.50%, 03/15/2040	130,000	165,106
Southern Power Co.
5.15%, 09/15/2041	260,000	324,148
Toledo Edison Co.
6.15%, 05/15/2037	200,000	277,147
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	141,580
Wisconsin Electric Power Co.
3.65%, 12/15/2042	144,000	162,721
Xcel Energy, Inc.
4.80%, 09/15/2041	116,000	146,048

		17,100,090

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	587,839

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	186,210
3.50%, 04/01/2022	100,000	101,517
3.88%, 01/12/2028 (G)	133,000	149,195
Corning, Inc.
5.35%, 11/15/2048	230,000	318,122

		755,044

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	204,553
Baker Hughes Holdings LLC
5.13%, 09/15/2040	200,000	259,506
Halliburton Co.
7.60%, 08/15/2096 (B)	160,000	217,107
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B) (G)	170,000	190,917
Schlumberger Investment SA
2.65%, 06/26/2030 (G)	400,000	425,475
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	471,463
3.50%, 01/15/2028 (B)	60,000	65,994

		1,835,015

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	380,831
8.88%, 04/26/2023	200,000	228,601

		609,432

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	419,000	496,866
American Tower Corp.
1.50%, 01/31/2028	530,000	522,171
1.88%, 10/15/2030	490,000	480,609
2.10%, 06/15/2030	320,000	319,972
2.95%, 01/15/2051	141,000	138,587
3.10%, 06/15/2050	214,000	215,691
3.38%, 10/15/2026	281,000	307,144
5.00%, 02/15/2024	139,000	153,774
Boston Properties, LP
3.20%, 01/15/2025	228,000	244,541
3.65%, 02/01/2026	408,000	452,489
Brixmor Operating Partnership, LP
2.25%, 04/01/2028	320,000	328,871
3.85%, 02/01/2025	400,000	436,403

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Corporate Office Properties, LP
2.75%, 04/15/2031	$ 523,000	$ 534,863
Crown Castle International Corp.
2.25%, 01/15/2031	635,000	636,050
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	173,443
Duke Realty, LP
3.63%, 04/15/2023	168,000	175,421
Equinix, Inc.
2.90%, 11/18/2026	510,000	549,493
Essex Portfolio, LP
2.65%, 03/15/2032	400,000	415,165
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (B)	353,000	387,502
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	280,000	277,005
Healthpeak Properties, Inc.
3.50%, 07/15/2029	447,000	502,807
Life Storage, LP
4.00%, 06/15/2029	522,000	597,196
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	163,677
3.60%, 12/15/2026	218,000	239,941
Office Properties Income Trust
4.00%, 07/15/2022	416,000	428,336
Realty Income Corp.
3.25%, 01/15/2031	285,000	315,695
3.88%, 04/15/2025	290,000	321,285
Regency Centers, LP
2.95%, 09/15/2029	420,000	450,815
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	539,363
UDR, Inc.
2.10%, 08/01/2032	330,000	324,011
3.20%, 01/15/2030	500,000	546,552
Ventas Realty, LP
3.75%, 05/01/2024	300,000	321,726
3.85%, 04/01/2027	203,000	228,825
Welltower, Inc.
3.10%, 01/15/2030	330,000	355,560
4.25%, 04/01/2026	250,000	282,448
WP Carey, Inc.
2.25%, 04/01/2033	545,000	536,059

		13,400,356

Food & Staples Retailing - 0.5%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	221,000	215,848
2.50%, 02/10/2041 (B)	225,000	212,970
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (B) (G)	370,000	391,394
3.63%, 05/13/2051 (B)	410,000	442,777
3.80%, 01/25/2050 (B) (G)	445,000	490,646
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (B)	241,000	241,594
2.75%, 10/03/2026 (B)	350,000	376,264
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029 (B) (G)	285,000	318,094
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	460,018	526,920
5.77%, 01/10/2033 (B)	134,642	160,500
5.93%, 01/10/2034 (B)	478,690	584,320

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Kroger Co.
8.00%, 09/15/2029	$ 175,000	$ 249,814

		4,211,141

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	635,000	650,815
Campbell Soup Co.
3.13%, 04/24/2050	188,000	186,419
Conagra Brands, Inc.
5.30%, 11/01/2038	130,000	167,630
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	325,187
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	700,000	714,852
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	126,043

		2,170,946

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	165,000	165,043
4.13%, 03/15/2049	570,000	713,117
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	397,319
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	92,529
5.88%, 03/15/2041	109,000	154,243

		1,522,251

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.00%, 03/01/2029	998,000	1,149,263
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	146,463
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	142,791

		1,438,517

Health Care Providers & Services - 1.2%
Advocate Health & Hospitals Corp.
2.21%, 06/15/2030	310,000	320,704
Aetna, Inc.
4.50%, 05/15/2042	153,000	187,140
6.75%, 12/15/2037	305,000	456,942
Anthem, Inc.
4.10%, 03/01/2028	425,000	489,412
4.38%, 12/01/2047	110,000	137,693
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	345,000	367,959
Children’s Hospital
2.93%, 07/15/2050	340,000	350,979
Children’s Hospital Corp.
2.59%, 02/01/2050	300,000	295,461
Cigna Corp.
4.50%, 02/25/2026	367,000	419,092
CommonSpirit Health
1.55%, 10/01/2025	240,000	243,374
2.78%, 10/01/2030	240,000	253,519
Cottage Health Obligated Group
3.30%, 11/01/2049	360,000	396,934
CVS Health Corp.
5.05%, 03/25/2048	1,125,000	1,497,534
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	815,064

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
3.50%, 07/15/2051	$ 380,000	$ 391,952
5.13%, 06/15/2039	420,000	534,880
5.25%, 06/15/2026	500,000	583,063
Mayo Clinic
4.13%, 11/15/2052	198,000	258,817
Memorial Health Services
3.45%, 11/01/2049	720,000	802,200
NYU Langone Hospitals
3.38%, 07/01/2055	300,000	328,899
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	180,357
Texas Health Resources
4.33%, 11/15/2055	175,000	237,562
UnitedHealth Group, Inc.
4.63%, 07/15/2035	234,000	300,450
Universal Health Services, Inc.
2.65%, 10/15/2030 (B)	320,000	325,216
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	372,472

		10,547,675

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035	465,000	588,140
Starbucks Corp.
2.55%, 11/15/2030	390,000	410,548

		998,688

Household Durables - 0.0% (I)
Lennar Corp.
4.50%, 04/30/2024	155,000	168,562

Independent Power & Renewable Electricity Producers - 0.0% (I)
Alexander Funding Trust
1.84%, 11/15/2023 (B)	400,000	406,702

Industrial Conglomerates - 0.0% (I)
Roper Technologies, Inc.
2.00%, 06/30/2030	280,000	280,674

Insurance - 1.5%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	208,269
3.60%, 04/09/2029 (B)	200,000	224,637
3.90%, 04/06/2028 (B)	335,000	379,884
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	577,820
Assurant, Inc.
4.20%, 09/27/2023	425,000	455,895
Athene Global Funding
0.95%, 01/08/2024 (B) (G)	250,000	251,905
1.45%, 01/08/2026 (B) (G)	215,000	216,911
2.95%, 11/12/2026 (B) (G)	1,340,000	1,442,698
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	341,743
Brown & Brown, Inc.
2.38%, 03/15/2031	820,000	831,225
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (H), 4.00% (A) (B)	421,000	457,311
F&G Global Funding
1.75%, 06/30/2026 (B)	300,000	306,228
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	255,170

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	$ 360,000	$ 436,038
Intact US Holdings, Inc.
4.60%, 11/09/2022	500,000	523,097
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	327,408
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	339,530
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	245,900
Lincoln National Corp.
4.00%, 09/01/2023	300,000	321,563
Manulife Financial Corp.
Fixed until 02/24/2027,
4.06% (A), 02/24/2032	350,000	384,363
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	424,140
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	382,852
New York Life Global Funding
2.35%, 07/14/2026 (B) (G)	226,000	239,056
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	422,476
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (B)	320,000	327,149
Pacific Life Insurance Co.
Fixed until 10/24/2047,
4.30% (A), 10/24/2067 (B)	198,000	232,561
Progressive Corp.
Fixed until 03/15/2023 (H), 5.38% (A)	245,000	256,025
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,131,669
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	273,125
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	319,366
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	259,267

		12,795,281

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	605,384

IT Services - 0.2%
DXC Technology Co.
4.25%, 04/15/2024	172,000	186,340
Fiserv, Inc.
3.20%, 07/01/2026	230,000	250,276
4.40%, 07/01/2049	220,000	270,819
Global Payments, Inc.
4.15%, 08/15/2049	460,000	541,342
Leidos, Inc.
2.30%, 02/15/2031	200,000	198,292

		1,447,069

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	535,000	602,084

Life Sciences Tools & Services - 0.0% (I)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	175,093

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	$ 337,000	$ 374,394
Otis Worldwide Corp.
2.57%, 02/15/2030	775,000	817,999
Xylem, Inc.
2.25%, 01/30/2031 (G)	235,000	240,585

		1,432,978

Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	375,000	378,886
4.80%, 03/01/2050	315,000	369,147
5.05%, 03/30/2029	400,000	476,969
6.83%, 10/23/2055	150,000	225,262
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	441,985
Comcast Corp.
3.25%, 11/01/2039	380,000	414,352
3.45%, 02/01/2050	95,000	105,931
3.95%, 10/15/2025	335,000	375,631
4.60%, 10/15/2038	415,000	521,738
4.95%, 10/15/2058	525,000	741,219
Discovery Communications LLC
5.20%, 09/20/2047	335,000	423,932
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	308,136
SES SA
3.60%, 04/04/2023 (B)	100,000	104,388
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	505,299
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	382,835
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	268,614
4.00%, 01/15/2026	208,000	232,078
4.85%, 07/01/2042	150,000	186,790
5.85%, 09/01/2043	100,000	139,481

		6,602,673

Metals & Mining - 0.3%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	216,280
3.95%, 09/10/2050 (B)	200,000	218,998
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	197,452
Glencore Funding LLC
1.63%, 09/01/2025 (B)	234,000	237,611
2.50%, 09/01/2030 (B) (G)	790,000	795,998
4.13%, 05/30/2023 (B)	234,000	248,154
Steel Dynamics, Inc.
3.45%, 04/15/2030	522,000	576,137
Vale Overseas Ltd.
3.75%, 07/08/2030	475,000	508,250

		2,998,880

Multi-Utilities - 0.3%
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	343,292
4.15%, 05/15/2045	270,000	332,402
Dominion Energy, Inc.
5.25%, 08/01/2033	500,000	638,518

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
NiSource, Inc.
5.80%, 02/01/2042	$ 600,000	$ 823,181
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	392,185
6.13%, 09/15/2037	100,000	141,807

		2,671,385

Multiline Retail - 0.2%
Dollar General Corp.
4.13%, 05/01/2028	280,000	324,349
Kohl’s Corp.
3.38%, 05/01/2031 (G)	645,000	675,528
Nordstrom, Inc.
4.25%, 08/01/2031 (G)	481,000	505,456

		1,505,333

Oil, Gas & Consumable Fuels - 2.6%
APT Pipelines Ltd.
4.25%, 07/15/2027 (B)	386,000	442,016
Boardwalk Pipelines, LP
4.80%, 05/03/2029	250,000	291,819
BP Capital Markets America, Inc.
2.77%, 11/10/2050	370,000	351,829
2.94%, 06/04/2051	35,000	34,243
BP Capital Markets PLC
3.28%, 09/19/2027	321,000	354,745
Cameron LNG LLC
3.70%, 01/15/2039 (B)	554,000	626,597
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	295,000	345,472
Chevron USA, Inc.
3.25%, 10/15/2029	290,000	323,470
5.25%, 11/15/2043	400,000	555,532
ConocoPhillips
2.40%, 02/15/2031 (B)	255,000	265,864
Diamondback Energy, Inc.
3.25%, 12/01/2026	270,000	291,476
4.75%, 05/31/2025	300,000	336,764
Ecopetrol SA
5.38%, 06/26/2026	135,000	147,623
Enable Midstream Partners, LP
4.15%, 09/15/2029	395,000	438,553
Energy Transfer, LP
3.90%, 07/15/2026	195,000	214,825
4.75%, 01/15/2026	618,000	696,738
5.50%, 06/01/2027	69,000	81,876
6.05%, 06/01/2041	538,000	679,109
6.10%, 02/15/2042	500,000	628,128
Eni SpA
5.70%, 10/01/2040 (B)	500,000	658,380
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	193,691
7.55%, 04/15/2038	161,000	253,235
EQT Corp.
3.90%, 10/01/2027	264,000	286,110
Exxon Mobil Corp.
3.00%, 08/16/2039	515,000	541,566
4.11%, 03/01/2046	294,000	357,642
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	310,000	318,535
4.32%, 12/30/2039 (B)	220,000	231,044
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	450,000	453,236
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	255,175
2.60%, 10/15/2025 (B)	305,000	316,215
3.45%, 10/15/2027 (B)	597,000	634,368

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.
2.63%, 10/01/2023	$ 425,000	$ 439,644
5.88%, 04/01/2026	224,000	259,373
Kinder Morgan, Inc.
2.00%, 02/15/2031	270,000	265,367
Lundin Energy Finance BV
2.00%, 07/15/2026 (B)	200,000	202,240
3.10%, 07/15/2031 (B)	200,000	204,328
Marathon Petroleum Corp.
4.50%, 05/01/2023	156,000	165,951
4.70%, 05/01/2025	94,000	105,874
MPLX, LP
5.20%, 12/01/2047	305,000	372,154
NGPL PipeCo LLC
3.25%, 07/15/2031 (B)	335,000	348,898
ONEOK Partners, LP
6.65%, 10/01/2036	220,000	300,534
ONEOK, Inc.
2.20%, 09/15/2025	500,000	516,788
3.40%, 09/01/2029	495,000	533,906
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	318,433
4.90%, 10/01/2046	144,000	170,785
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	504,215
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	152,383
4.65%, 10/15/2025	495,000	555,000
4.70%, 06/15/2044	160,000	171,474
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	202,020
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	170,369
8.00%, 03/01/2032	105,000	152,128
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	738,242
7.88%, 06/15/2026	100,000	127,070
TC PipeLines, LP
3.90%, 05/25/2027 (G)	141,000	157,442
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	595,000	625,348
TotalEnergies Capital International SA
2.99%, 06/29/2041	650,000	681,287
3.13%, 05/29/2050	605,000	631,034
3.46%, 07/12/2049	200,000	220,347
Valero Energy Corp.
1.20%, 03/15/2024	430,000	433,739
2.15%, 09/15/2027	390,000	397,174
Williams Cos., Inc.
4.85%, 03/01/2048 (G)	249,000	306,364

		22,035,787

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	549,000	587,498
Pharmaceuticals - 0.8%
AstraZeneca PLC
6.45%, 09/15/2037	180,000	273,341
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	377,000	464,258
4.55%, 02/20/2048	370,000	494,842
5.00%, 08/15/2045	114,000	158,933
Mylan, Inc.
5.40%, 11/29/2043	100,000	125,910

Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	$ 465,000	$ 466,666
1.20%, 09/02/2025 (B)	460,000	459,952
1.75%, 09/02/2027 (B)	460,000	462,536
3.55%, 09/02/2050 (B)	390,000	395,351
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	778,000	847,639
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	430,000	448,216
3.18%, 07/09/2050	415,000	431,798
3.38%, 07/09/2060	290,000	312,869
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	185,000	205,187
Viatris, Inc.
2.30%, 06/22/2027 (B)	1,260,000	1,295,796
Zoetis, Inc.
2.00%, 05/15/2030	410,000	415,007

		7,258,301

Professional Services - 0.1%
IHS Markit Ltd.
4.25%, 05/01/2029	519,000	605,673

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	318,941
3.88%, 03/20/2027 (B)	325,000	363,179

		682,120

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	250,000	251,128
2.88%, 02/15/2025 (B)	150,000	155,447
3.63%, 05/01/2022 (B)	215,000	219,173
4.25%, 04/15/2026 (B)	280,000	306,038
4.38%, 05/01/2026 (B)	510,000	561,117
5.25%, 05/15/2024 (B)	555,000	611,423
5.50%, 01/15/2023 - 01/15/2026 (B)	1,455,000	1,615,088
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	270,396
5.75%, 05/01/2040	300,000	432,317
7.29%, 06/01/2036	90,000	139,260
CSX Corp.
4.75%, 11/15/2048	215,000	283,176
6.00%, 10/01/2036	340,000	479,590
Kansas City Southern
4.70%, 05/01/2048	316,000	402,232
Norfolk Southern Corp.
3.85%, 01/15/2024	266,000	284,353
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	95,000	99,898
5.25%, 08/15/2022 (B)	1,865,000	1,945,638
5.50%, 02/15/2024 (B)	150,000	165,290

		8,221,564

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	272,035
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	200,000	221,726
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,000,000	1,007,751
4.11%, 09/15/2028	697,000	785,948
4.75%, 04/15/2029	925,000	1,085,283

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
0.97%, 02/15/2024 (B)	$ 530,000	$ 530,961
0.98%, 09/01/2024 (B)	615,000	614,108
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (B)	570,000	590,261
3.25%, 05/11/2041 (B)	585,000	617,030
Xilinx, Inc.
2.38%, 06/01/2030	360,000	370,596

		6,095,699

Software - 0.3%
Citrix Systems, Inc.
1.25%, 03/01/2026	150,000	149,163
Microsoft Corp.
2.92%, 03/17/2052	307,000	330,538
3.04%, 03/17/2062	183,000	200,143
Oracle Corp.
2.30%, 03/25/2028	690,000	715,908
VMware, Inc.
1.40%, 08/15/2026 (E)	679,000	681,169
4.65%, 05/15/2027	220,000	255,317

		2,332,238

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	350,000	337,935
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	533,766
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	279,374

		1,151,075

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
3.45%, 02/09/2045	528,000	597,930
3.75%, 09/12/2047	500,000	594,474
3.85%, 08/04/2046	207,000	248,994
4.65%, 02/23/2046	119,000	159,707
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	250,000	270,369
6.02%, 06/15/2026	793,000	954,455
HP, Inc.
3.00%, 06/17/2027	335,000	361,538

		3,187,467

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	665,000	653,698
BAT Capital Corp.
2.26%, 03/25/2028	290,000	291,716
3.73%, 09/25/2040	195,000	195,608
3.98%, 09/25/2050	300,000	297,904
4.54%, 08/15/2047	290,000	312,866
BAT International Finance PLC
1.67%, 03/25/2026	215,000	217,140

		1,968,932

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,220,470
3.38%, 07/01/2025	950,000	1,023,500
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	270,000	274,466
3.50%, 10/10/2024 (B) (G)	200,000	213,034

Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp.
5.88%, 08/15/2022	$ 154,000	$ 162,256
8.63%, 01/15/2022	700,000	725,379
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	261,878

		3,880,983

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	202,000
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	247,524

		449,524

Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	300,000	322,428
4.00%, 12/01/2046	172,000	207,252

		529,680

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	241,833
4.38%, 04/22/2049 (G)	251,000	314,639
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,150,000	1,175,841
3.00%, 02/15/2041	310,000	312,861
3.75%, 04/15/2027	1,210,000	1,349,005
Vodafone Group PLC
4.88%, 06/19/2049	545,000	694,522
5.25%, 05/30/2048	260,000	345,884

		4,434,585

Total Corporate Debt Securities (Cost $256,779,239)		277,024,597

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Chile - 0.0% (I)
Chile Government International Bond
2.55%, 01/27/2032 (G)	218,000	223,363

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	314,580
5.00%, 06/15/2045	200,000	209,018
7.38%, 09/18/2037	200,000	259,730

		783,328

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	467,000	458,972
3.75%, 01/11/2028 (G)	1,042,000	1,143,584
3.77%, 05/24/2061	345,000	321,599
4.13%, 01/21/2026 (G)	615,000	692,638
4.35%, 01/15/2047	183,000	192,704
4.60%, 02/10/2048	200,000	216,310
4.75%, 03/08/2044	190,000	210,374
5.75%, 10/12/2110	550,000	661,177

		3,897,358

Panama - 0.0% (I)
Panama Government International Bond
4.50%, 04/16/2050	200,000	227,580

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (B)	$ 272,000	$ 266,944

Total Foreign Government Obligations (Cost $5,158,555)		5,398,573

MORTGAGE-BACKED SECURITIES - 7.8%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	1,037	1,089
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	50,095	51,166
Series 2004-C, Class 1A1,
3.23% (A), 12/20/2034	18,935	19,618
Series 2005-E, Class 4A1,
2.77% (A), 03/20/2035	1,853	1,852
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
2.37% (A), 04/25/2033	25,661	26,217
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,593,404
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.17% (A), 07/25/2033	16,679	17,371
Series 2004-2, Class 14A,
2.71% (A), 05/25/2034	17,666	17,285
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	3,652	5
BVRT Financing Trust
Series 2020-3F, Class A,
3.15%, 11/10/2022 (C) (D)	1,568,655	1,568,655
Castlelake, LP
3.34%, 03/15/2023	2,530,000	2,530,000
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.47% (A), 02/25/2037	218,776	221,749
Series 2007-A1, Class 2A1,
2.40% (A), 02/25/2037	46,268	46,825
Series 2007-A1, Class 7A1,
2.79% (A), 02/25/2037	38,608	39,594
Series 2007-A1, Class 9A1,
2.68% (A), 02/25/2037	18,756	19,097
Series 2007-A2, Class 1A1,
2.28% (A), 06/25/2035	8,368	8,170
Series 2007-A2, Class 2A1,
2.64% (A), 06/25/2035	74,957	76,104
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	69,827	72,704
Series 2004-3, Class A4,
5.75%, 04/25/2034	104,741	109,247
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	95,870	98,632
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	259	274
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
2.59% (A), 09/25/2033	24,272	25,300

Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	$ 34,957	$ 35,525
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	70,108	72,144
Series 2009-10, Class 1A1,
2.76% (A), 09/25/2033 (B)	65,980	66,627
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	620,017
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,698,674
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.61% (A), 08/15/2045	1,654,557	13,779
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	25,575	26,323
Series 2003-AR15, Class 3A1,
2.30% (A), 06/25/2033	43,581	44,997
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,586
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	35,532	36,022
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	39,313	40,626
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	53,927	56,450
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	102,173	103,741
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	480,088
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.39% (A), 02/25/2020	6,755	6,712
FMC GMSR Issuer Trust
3.69%, 02/25/2024 (C)	2,835,000	2,832,074
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,719,230
Series 2021-GT1, Class A,
3.62% (A), 07/25/2026 (B)	1,700,000	1,699,803
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
1.05% (A), 11/10/2039 (B)	814,268	2,059
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%,
0.44% (A), 09/25/2035 (B)	563,459	481,154
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
4.24% (A), 09/25/2035 (B)	422,595	50,761
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	169,805	174,957
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	89,969	92,124
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.59% (A), 06/25/2035	6,579	6,372

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 11/25/2024 (B)	$ 1,980,000	$ 1,995,805
Series 2018-RPL1, Class A,
3.88% (A), 08/25/2024 (B)	2,410,000	2,426,704
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	1,528,736	1,536,807
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%,
0.69% (A), 05/25/2035	85,003	85,016
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	29,712	28,996
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%,
0.79% (A), 05/25/2036	59,694	59,530
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,686,635
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.18% (A), 06/12/2043	1,706,689	334
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
2.30% (A), 07/25/2034	3,421	3,534
Series 2004-A4, Class 1A1,
2.31% (A), 09/25/2034	8,608	8,481
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,626
Series 2005-A1, Class 3A4,
2.70% (A), 02/25/2035	41,124	40,698
Series 2006-A2, Class 5A3,
2.49% (A), 11/25/2033	76,962	77,750
Series 2006-A3, Class 6A1,
2.61% (A), 08/25/2034	10,780	10,839
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.37% (A), 02/15/2041 (B)	911,815	102
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	2,210,000	2,226,432
Series 2021-RTL1, Class A1,
2.09% (A), 09/25/2026 (B)	810,000	808,799
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.70% (A), 04/21/2034	96,753	96,930
Series 2004-13, Class 3A7,
2.79% (A), 11/21/2034	64,167	64,775
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	10,773	11,183
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	150,822	153,663
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	15,808	15,832
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	6,792	5,639
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
2.44% (A), 07/25/2033	29,183	28,976

Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2003-A5, Class 2A6,
2.03% (A), 08/25/2033	$ 14,310	$ 14,374
Series 2004-1, Class 2A1,
2.12% (A), 12/25/2034	75,716	76,914
Series 2004-A4, Class A2,
2.64% (A), 08/25/2034	32,988	33,454
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 0.92% (A), 09/25/2029	60,094	58,610
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
1.17% (A), 12/12/2049 (B) (J)	6,365	0
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (A), 12/15/2043 (B)	297,469	2
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,307,274	906
Series 2007-HQ11, Class X,
0.30% (A), 02/12/2044 (B) (K)	183,435	0
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.65% (A), 04/25/2034	92,599	98,629
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,459,777
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (A), 09/27/2060 (B)	1,928,391	1,931,058
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	28,660	29,111
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	2,114	1,779
PRPM LLC
Series 2021-1, Class A1,
2.12% (A), 01/25/2026 (B)	1,563,211	1,567,584
Series 2021-3, Class A1,
1.87% (A), 04/25/2026 (B)	955,667	961,345
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	66,205	70,182
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	26,067	26,256
RCO V Mortgage LLC
Series 2020-1, Class A1,
3.10% (A), 09/25/2025 (B)	1,153,792	1,162,804
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	1,855,387	1,989,775
Series 2018-2, Class M55D,
4.00%, 11/25/2057	2,543,914	2,776,404
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,005,734	2,216,461
Series 2019-3, Class MB,
3.50%, 10/25/2058	955,632	1,115,491
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,466,369	1,621,576
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.68% (A), 12/20/2034	122,907	125,899

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 0.68% (A), 12/20/2034	$ 20,127	$ 20,094
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.48% (A), 01/20/2035	62,299	60,411
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (B)	1,620,000	1,713,775
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%,
0.75% (A), 10/19/2034	141,375	138,959
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.24% (A), 12/25/2033	36,405	36,490
Series 2004-4XS, Class 1A5,
5.15% (A), 02/25/2034	184,580	188,252
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.73% (A), 09/25/2043	60,359	61,453
Series 2004-1, Class II2A,
1.67% (A), 03/25/2044	21,501	21,515
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022	1,548,000	1,563,013
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (A), 11/30/2060 (B)	2,382,363	2,457,741
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,006,435
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	661,869
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.28% (A), 05/10/2063 (B)	3,935,665	31,243
V.M. Jog Engineering Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%,
4.82% (A), 12/15/2021	1,140,000	1,140,000
Vericrest Opportunity Loan Transferee
Series 2021-NPL4, Class A1,
2.24% (A), 03/27/2051 (B)	618,024	618,103
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,024,847
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (A), 05/25/2051 (B)	1,021,142	1,022,457
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (A), 05/25/2051 (B)	978,192	979,624
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (A), 02/27/2051 (B)	2,257,135	2,256,129
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (A), 02/27/2051 (B)	1,599,919	1,602,557
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (A), 04/25/2051 (B)	1,431,726	1,433,305

Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B)	$ 478,902	$ 5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.56% (A), 06/25/2033	96,093	99,623
Series 2003-AR7, Class A7,
2.38% (A), 08/25/2033	39,526	40,420
Series 2003-AR8, Class A,
2.91% (A), 08/25/2033	14,461	14,925
Series 2003-AR9, Class 1A6,
2.76% (A), 09/25/2033	71,629	72,836
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	111,748	114,435
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 17.22% (A), 06/25/2033	3,964	4,707
Series 2003-S9, Class A8,
5.25%, 10/25/2033	48,398	49,664
Series 2004-AR3, Class A1,
2.58% (A), 06/25/2034	8,616	8,870
Series 2004-AR3, Class A2,
2.58% (A), 06/25/2034	88,624	91,025
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	73,526	75,605
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	32,295	35,014
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	2,046,136
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
2.90% (A), 10/25/2034	162,584	161,395

Total Mortgage-Backed Securities (Cost $66,468,649)		67,483,612

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	844,434
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	820,000	917,991

		1,762,425

New York - 0.3%
New York State Dormitory Authority, Revenue Bonds,
Series D,
5.60%, 03/15/2040	280,000	387,078
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	1,099,216
5.65%, 11/01/2040	655,000	944,110

		2,430,404

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.4%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	$ 640,000	$ 1,065,162
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	2,035,207

		3,100,369

Total Municipal Government Obligations (Cost $5,233,799)		7,293,198

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.8%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.55%, 1.83% (A), 05/01/2037	50,003	52,088
6-Month LIBOR + 1.70%, 1.95% (A), 10/01/2036	12,903	13,103
12-Month LIBOR + 1.64%, 2.02% (A), 11/01/2036	24,269	25,356
12-Month LIBOR + 1.58%, 2.04% (A), 12/01/2036	79,763	84,048
12-Month LIBOR + 1.70%, 2.07% (A), 02/01/2037	20,968	22,158
12-Month LIBOR + 1.87%, 2.21% (A), 05/01/2038	5,217	5,316
12-Month LIBOR + 1.77%, 2.23% (A), 09/01/2037	11,223	11,465
6-Month LIBOR + 2.01%, 2.26% (A), 05/01/2037	20,891	22,020
12-Month LIBOR + 1.67%, 2.27% (A), 12/01/2036	84,972	89,818
12-Month LIBOR + 1.91%, 2.29% (A), 04/01/2037	1,266	1,267
1-Year CMT + 2.25%, 2.33% (A), 07/01/2036	106,012	113,304
12-Month LIBOR + 1.98%, 2.35% (A), 04/01/2037	16,286	16,341
1-Year CMT + 2.24%, 2.37% (A), 11/01/2036	68,725	72,172
1-Year CMT + 2.25%, 2.38% (A), 01/01/2035	170,271	181,305
12-Month LIBOR + 2.04%, 2.41% (A), 05/01/2037	18,408	18,640
1-Year CMT + 2.25%, 2.41% (A), 02/01/2036	125,827	132,450
12-Month LIBOR + 2.18%, 2.43% (A), 05/01/2037	85,721	92,016
12-Month LIBOR + 2.00%, 2.44% (A), 11/01/2036	6,187	6,223
1-Year CMT + 2.43%, 2.58% (A), 12/01/2031	191,516	191,910
12-Month LIBOR + 2.33%, 2.61% (A), 05/01/2036	10,913	11,579
1-Year CMT + 2.36%, 2.73% (A), 10/01/2037	5,589	5,605
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	60,073	59,945
12-Month LIBOR + 2.47%, 2.89% (A), 03/01/2036	41,808	44,735
3.50%, 06/01/2042 - 07/15/2042	1,361,553	1,479,309
4.00%, 04/01/2043 - 09/01/2049	3,816,082	4,174,727
4.50%, 05/01/2041 - 07/01/2047	6,124,943	6,797,871
5.00%, 08/01/2040	153,913	176,064
5.50%, 05/01/2023 - 12/01/2035	247,551	259,657

Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00%, 12/01/2036 - 06/01/2037	$ 148,931	$ 170,229
6.50%, 05/01/2035 - 03/01/2038	630,666	737,232
7.50%, 02/01/2038 - 09/01/2038	29,078	33,691
10.00%, 03/17/2026 - 10/01/2030	3,335	3,611
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.80% (A), 09/25/2022	16,886	16,902
2.31%, 12/25/2022	1,610,597	1,645,626
2.72%, 07/25/2026	1,456,000	1,555,377
2.74%, 09/25/2025	1,000,000	1,072,527
2.81%, 09/25/2024	4,140,000	4,388,772
2.84%, 09/25/2022	235,277	239,774
2.93%, 01/25/2023	628,572	648,373
3.21% (A), 04/25/2028	970,000	1,091,106
3.24%, 04/25/2027	1,097,000	1,225,012
3.30% (A), 11/25/2027	965,000	1,088,400
3.33%, 05/25/2027	590,000	660,815
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 0.34% (A), 08/15/2023	40,173	40,194
1-Month LIBOR + 0.30%, 0.39% (A), 03/15/2036	20,467	20,574
1-Month LIBOR + 0.40%, 0.49% (A), 07/15/2037	284,987	285,008
1-Month LIBOR + 1.20%, 1.29% (A), 07/15/2039	12,114	12,360
4.00%, 11/15/2041 - 07/15/2042	2,758,017	3,255,256
4.50%, 06/15/2025	758,867	801,160
5.00%, 07/15/2033 - 07/15/2041	8,513,380	9,992,741
5.30%, 01/15/2033	233,784	269,489
5.50%, 02/15/2022 - 01/15/2039	1,489,682	1,725,885
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	270,939	295,595
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	276,592	300,500
5.70% (A), 10/15/2038	122,624	142,553
6.00%, 05/15/2034 - 06/15/2038	986,770	1,169,023
6.25%, 10/15/2023	39,488	41,458
6.50%, 08/15/2021 - 06/15/2032	443,113	500,552
6.62% (A), 11/15/2021	382	383
7.00%, 12/15/2036	256,648	311,236
7.41% (A), 11/15/2046	363,328	433,110
7.50%, 11/15/2036 - 12/15/2036	309,484	380,988
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	10,880	12,658
(1.50) * 1-Month LIBOR + 9.08%, 8.92% (A), 11/15/2033	26,003	27,664
(1.83) * 1-Month LIBOR + 14.85%, 14.68% (A), 06/15/2033	18,027	23,266
(3.33) * 1-Month LIBOR + 17.50%, 17.19% (A), 02/15/2040	237,365	330,431
(2.50) * 1-Month LIBOR + 17.45%, 17.22% (A), 02/15/2038	8,193	10,943
(3.00) * 1-Month LIBOR + 20.22%, 19.94% (A), 07/15/2035	20,447	29,250
(2.60) * 1-Month LIBOR + 20.93%, 20.69% (A), 08/15/2031	24,522	34,838
(4.00) * 1-Month LIBOR + 22.00%, 21.63% (A), 05/15/2035	29,278	42,309
(4.50) * 1-Month LIBOR + 24.75%, 24.33% (A), 06/15/2035	43,961	76,931

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.73% (A), 01/15/2040	$ 225,180	$ 10,475
4.50%, 12/15/2024 (J)	23	0
5.00%, 10/15/2039 - 08/15/2040	378,096	25,947
(1.00) * 1-Month LIBOR + 6.00%, 5.91% (A), 11/15/2037 - 10/15/2040	366,774	63,930
(1.00) * 1-Month LIBOR + 6.05%, 5.96% (A), 05/15/2038	47,652	4,383
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (A), 05/15/2039	28,234	4,904
(1.00) * 1-Month LIBOR + 6.25%, 6.16% (A), 12/15/2039	121,440	19,992
(1.00) * 1-Month LIBOR + 6.34%, 6.25% (A), 12/15/2039	311,879	47,973
(1.00) * 1-Month LIBOR + 6.40%, 6.31% (A), 01/15/2037	26,626	3,734
(1.00) * 1-Month LIBOR + 6.45%, 6.36% (A), 11/15/2037	15,717	3,186
(1.00) * 1-Month LIBOR + 6.80%, 6.71% (A), 09/15/2039	86,676	13,279
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 12/15/2043	2,510,951	2,252,567
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.72% (A), 10/25/2037	262,639	267,928
5.23%, 05/25/2043	645,571	742,991
6.50%, 02/25/2043	223,692	268,768
6.50% (A), 09/25/2043	98,601	122,969
7.00%, 02/25/2043 - 07/25/2043	247,736	301,676
7.50%, 02/25/2042 - 09/25/2043	300,218	362,227
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 7.61% (A), 08/15/2036	217,408	54,098
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.31% (A), 03/25/2045 - 02/25/2046	88,750	88,657
1-Month LIBOR + 0.40%, 0.49% (A), 05/25/2042	148,128	147,969
1-Month LIBOR + 0.55%, 0.64% (A), 08/25/2042	386,039	388,817
0.75%, 09/25/2028	3,106,145	3,081,841
1.00%, 11/25/2033	2,652,439	2,654,175
1-Month LIBOR + 0.93%, 1.01% (A), 11/25/2022	231,372	231,630
6-Month LIBOR + 1.23%, 1.48% (A), 09/01/2036	18,357	18,858
6-Month LIBOR + 1.30%, 1.55% (A), 07/01/2037	45,378	46,832
6-Month LIBOR + 1.46%, 1.71% (A), 02/01/2037	6,160	6,297
6-Month LIBOR + 1.48%, 1.71% (A), 02/01/2037	36,795	38,214
12-Month LIBOR + 1.36%, 1.92% (A), 11/01/2037	26,693	27,898
12-Month LIBOR + 1.70%, 1.95% (A), 05/01/2036	18,440	18,633
12-Month LIBOR + 1.60%, 1.98% (A), 04/01/2037	2,039	2,071
12-Month LIBOR + 1.69%, 2.06% (A), 04/01/2036	18,270	19,080
12-Month LIBOR + 1.57%, 2.07% (A), 09/01/2036	58,766	61,212
12-Month LIBOR + 1.66%, 2.09% (A), 07/01/2037	14,778	15,613
12-Month LIBOR + 1.49%, 2.09% (A), 09/01/2037	15,892	16,152

Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.86%, 2.11% (A), 06/01/2036	$ 34,078	$ 36,192
2.15%, 01/25/2023	1,052,878	1,070,661
1-Year CMT + 2.03%, 2.18% (A), 11/01/2037	54,710	58,611
12-Month LIBOR + 1.82%, 2.23% (A), 12/01/2036	12,434	12,619
12-Month LIBOR + 1.80%, 2.28% (A), 07/01/2037	24,878	24,985
12-Month LIBOR + 1.94%, 2.31% (A), 12/01/2036	24,472	24,521
12-Month LIBOR + 1.82%, 2.32% (A), 09/01/2036	6,375	6,437
12-Month LIBOR + 1.95%, 2.32% (A), 11/01/2036	918	919
12-Month LIBOR + 1.77%, 2.38% (A), 10/01/2036	22,259	22,322
2.38%, 10/01/2026	1,453,511	1,549,531
2.43%, 08/01/2026	1,858,591	1,984,188
2.48% (A), 12/25/2026	415,806	447,328
2.49%, 05/01/2026	962,727	1,028,643
12-Month LIBOR + 1.88%, 2.53% (A), 08/01/2036	3,848	3,886
2.61%, 06/01/2026	1,012,000	1,089,662
2.62%, 11/01/2031	4,165,000	4,557,499
2.63%, 03/01/2026	2,818,159	3,034,108
2.64%, 06/01/2026	2,477,000	2,670,642
2.70%, 07/01/2026	1,238,109	1,339,368
6-Month LIBOR + 2.50%, 2.75% (A), 03/01/2036	95,562	102,254
12-Month LIBOR + 2.38%, 2.76% (A), 03/01/2036	57,140	61,002
12-Month LIBOR + 2.28%, 2.78% (A), 11/01/2036	3,955	3,999
2.80%, 01/01/2028	1,126,603	1,229,958
12-Month LIBOR + 2.37%, 2.85% (A), 08/01/2037	22,864	23,411
2.90%, 06/25/2027	2,034,989	2,234,550
2.92%, 01/01/2025	2,440,358	2,616,516
2.94% (A), 01/25/2026	3,426,569	3,682,462
2.94%, 12/01/2028	5,000,000	5,564,476
2.98%, 06/01/2027	1,712,866	1,885,795
3.00%, 06/01/2043	798,363	862,699
3.02%, 07/01/2024 - 07/01/2029	7,524,739	8,293,120
3.04%, 06/01/2024	1,681,691	1,791,817
3.05% (A), 03/25/2028	1,138,000	1,268,489
3.06% (A), 05/25/2027	1,700,000	1,875,445
3.08% (A), 06/25/2027	1,707,979	1,900,449
3.08%, 12/01/2024	1,803,901	1,940,573
3.09% (A), 02/25/2030	815,000	927,661
3.09%, 09/01/2029	3,797,000	4,275,144
3.11%, 03/01/2027	1,885,263	2,079,934
3.15%, 04/01/2031	2,682,707	2,959,061
3.16% (A), 04/25/2029	1,357,150	1,532,030
3.24%, 06/01/2026	875,249	964,573
3.29%, 08/01/2026	984,277	1,085,809
3.37% (A), 07/25/2028	2,032,000	2,310,258
3.37%, 05/01/2037	853,328	971,561
3.50%, 04/01/2043 - 03/01/2060	4,837,870	5,253,184
3.76%, 12/01/2035	1,831,035	2,196,680
3.97%, 12/01/2025	393,023	440,039
4.00%, 01/01/2043 - 08/01/2048	3,580,099	3,911,478
4.45%, 07/01/2026	1,263,373	1,428,518
4.55%, 06/25/2043	62,681	69,507
5.00%, 08/01/2024 - 08/01/2040	365,222	412,507
5.50%, 11/01/2032 - 07/01/2037	850,816	977,209
6.00%, 08/01/2021 - 11/01/2037	1,159,080	1,307,285

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.00%, 08/01/2021 (J)	$ 0	$ 0
6.50%, 06/01/2023 - 07/25/2042	811,499	939,183
7.00%, 12/25/2033 - 02/25/2044	830,507	985,017
7.50%, 10/01/2037 - 12/25/2045	463,999	561,831
8.00%, 10/01/2031	29,752	32,991
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 0.33% (A), 10/25/2046	79,067	78,261
1-Month LIBOR + 0.25%, 0.35% (A), 06/27/2036	110,310	108,712
1-Month LIBOR + 0.29%, 0.38% (A), 07/25/2036	76,396	76,703
1-Month LIBOR + 0.40%, 0.49% (A), 06/25/2037	17,797	18,075
1-Month LIBOR + 0.55%, 0.64% (A), 08/25/2041	136,671	137,877
1-Month LIBOR + 0.60%, 0.69% (A), 04/25/2040	108,492	109,435
2.11% (A), 12/25/2039	86,322	90,279
3.00%, 01/25/2046	568,492	615,146
3.50%, 02/25/2043	551,397	584,585
4.50%, 02/25/2039 - 05/25/2041	671,271	757,443
5.11%, 01/25/2032 (L)	18,531	19,838
5.50%, 08/25/2025 - 10/25/2040	4,061,189	4,713,083
5.58% (A), 12/25/2042	83,448	92,799
5.75%, 08/25/2034	516,811	566,442
5.82% (A), 05/25/2051	125,143	145,792
6.00%, 03/25/2029 - 12/25/2049	1,244,789	1,427,304
6.02% (A), 06/25/2040	97,615	113,144
6.22% (A), 02/25/2040	117,473	134,037
6.25%, 09/25/2038	15,643	18,329
6.44% (A), 03/25/2040	155,625	176,726
6.50%, 04/18/2028 - 11/25/2041	449,011	525,255
6.75%, 04/25/2037	40,582	44,517
7.00%, 03/25/2038 - 11/25/2041	917,072	1,104,749
7.50%, 05/17/2024	25,591	27,033
8.00%, 02/25/2023	71,935	74,975
(2.00) * 1-Month LIBOR + 12.66%, 12.48% (A), 03/25/2040	122,519	158,239
(2.00) * 1-Month LIBOR + 16.20%, 16.02% (A), 01/25/2034	6,584	7,205
(2.50) * 1-Month LIBOR + 16.88%, 16.65% (A), 08/25/2035 - 10/25/2035	34,484	47,614
(3.33) * 1-Month LIBOR + 17.67%, 17.37% (A), 04/25/2040	117,986	158,526
(2.75) * 1-Month LIBOR + 17.88%, 17.63% (A), 09/25/2024	37,273	42,611
(2.75) * 1-Month LIBOR + 19.53%, 19.28% (A), 05/25/2034	69,761	102,768
(2.75) * 1-Month LIBOR + 20.13%, 19.88% (A), 05/25/2035	67,764	84,242
(3.33) * 1-Month LIBOR + 22.67%, 22.37% (A), 04/25/2037	40,104	62,961
(3.67) * 1-Month LIBOR + 24.57%, 24.24% (A), 11/25/2035	37,134	53,607
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.39% (A), 01/25/2038	40,464	1,703
1.62% (A), 04/25/2041	157,108	10,272
(1.00) * 1-Month LIBOR + 4.44%, 4.35% (A), 11/25/2040	336,903	42,985
(1.00) * 1-Month LIBOR + 5.00%, 4.91% (A), 07/25/2040	395,031	55,677
5.00%, 07/25/2039	45,269	6,712
5.50%, 10/25/2039	66,474	11,496

Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.90%, 5.81% (A), 10/25/2039	$ 23,557	$ 3,794
(1.00) * 1-Month LIBOR + 6.00%, 5.91% (A), 02/25/2038 - 06/25/2039	411,025	64,969
(1.00) * 1-Month LIBOR + 6.18%, 6.09% (A), 12/25/2039	7,517	1,213
(1.00) * 1-Month LIBOR + 6.25%, 6.16% (A), 01/25/2040	166,333	30,644
(1.00) * 1-Month LIBOR + 6.35%, 6.26% (A), 12/25/2037	251,761	46,750
(1.00) * 1-Month LIBOR + 6.40%, 6.31% (A), 07/25/2037 - 05/25/2040	451,134	87,156
(1.00) * 1-Month LIBOR + 6.42%, 6.33% (A), 04/25/2040	76,980	12,546
(1.00) * 1-Month LIBOR + 6.45%, 6.36% (A), 10/25/2037 - 12/25/2037	179,745	39,653
(1.00) * 1-Month LIBOR + 6.62%, 6.53% (A), 07/25/2037	89,998	16,279
(1.00) * 1-Month LIBOR + 6.65%, 6.56% (A), 10/25/2026 - 03/25/2039	310,807	38,790
(1.00) * 1-Month LIBOR + 6.70%, 6.61% (A), 03/25/2036	733,158	156,391
(1.00) * 1-Month LIBOR + 6.99%, 6.90% (A), 03/25/2038	81,007	16,847
(1.00) * 1-Month LIBOR + 7.10%, 7.01% (A), 02/25/2040	65,753	11,062
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	1,768,250	1,635,199
Federal National Mortgage Association, Interest Only STRIPS
2.01% (A), 11/25/2033	13,622,552	1,866,548
2.02% (A), 07/25/2030	14,216,530	1,834,131
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	190,557	184,087
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	1,007,148
3.68% (A), 01/25/2048 (B)	4,355,000	4,711,666
3.68% (A), 01/25/2048 (B)	1,405,000	1,493,002
3.83% (A), 11/25/2047 (B)	2,000,000	2,157,907
3.86% (A), 07/25/2049 (B)	750,000	788,498
4.07% (A), 11/25/2047 (B)	853,000	919,755
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.54% (A), 03/20/2060	9,076	9,099
1-Month LIBOR + 0.47%, 0.56% (A), 05/20/2063	916,589	919,356
1-Month LIBOR + 0.50%, 0.59% (A), 06/20/2067	1,624,749	1,634,201
1-Month LIBOR + 0.52%, 0.61% (A), 10/20/2062	745,982	748,990
1-Month LIBOR + 0.53%, 0.62% (A), 10/20/2062	938,128	948,893
1-Month LIBOR + 0.58%, 0.67% (A), 05/20/2066	471,863	473,523
1-Month LIBOR + 0.60%, 0.69% (A), 11/20/2065	2,346,977	2,369,670
1-Month LIBOR + 0.65%, 0.74% (A), 05/20/2061 - 01/20/2066	4,532,240	4,570,621
1-Month LIBOR + 0.70%, 0.79% (A), 05/20/2061 - 03/20/2066	3,411,000	3,449,883
1-Month LIBOR + 1.00%, 1.09% (A), 12/20/2066	611,183	624,184
3.50%, 01/20/2051	1,891,102	2,077,936
4.50%, 11/20/2034 - 11/20/2049	2,911,067	3,173,268

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.50%, 01/16/2033 - 09/20/2039	$ 2,346,038	$ 2,607,752
5.75%, 02/20/2036 - 10/20/2037	315,474	351,128
5.83% (A), 10/20/2033	141,203	158,818
6.00%, 11/20/2033 - 08/20/2038	517,825	577,057
6.50%, 01/15/2032 - 12/15/2035	336,101	393,652
7.00%, 09/15/2031 - 10/16/2040	413,317	472,706
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	7,448	8,064
7.50%, 09/16/2035 - 10/15/2037	77,451	88,875
(2.92) * 1-Month LIBOR + 17.50%, 17.26% (A), 02/20/2034	28,644	36,559
(3.50) * 1-Month LIBOR + 23.28%, 22.98% (A), 04/20/2037	78,932	114,093
Government National Mortgage Association, Interest Only STRIPS
1.68% (A), 06/20/2067	3,724,822	280,107
(1.00) * 1-Month LIBOR + 5.83%, 5.75% (A), 02/20/2038	41,009	4,998
(1.00) * 1-Month LIBOR + 5.90%, 5.82% (A), 09/20/2038	260,952	42,002
(1.00) * 1-Month LIBOR + 5.95%, 5.87% (A), 02/20/2039 - 06/20/2039	102,177	14,062
(1.00) * 1-Month LIBOR + 6.00%, 5.92% (A), 02/20/2038	427,950	67,646
(1.00) * 1-Month LIBOR + 6.04%, 5.96% (A), 02/20/2039	33,383	4,678
(1.00) * 1-Month LIBOR + 6.05%, 5.96% (A), 08/16/2039	156,425	21,188
(1.00) * 1-Month LIBOR + 6.09%, 6.01% (A), 09/20/2039	263,063	50,621
(1.00) * 1-Month LIBOR + 6.10%, 6.01% (A), 07/16/2039	146,948	18,766
(1.00) * 1-Month LIBOR + 6.10%, 6.02% (A), 11/20/2034	211,142	24,218
(1.00) * 1-Month LIBOR + 6.15%, 6.07% (A), 07/20/2038	287,157	34,931
(1.00) * 1-Month LIBOR + 6.20%, 6.12% (A), 03/20/2037 - 06/20/2038	115,043	17,600
(1.00) * 1-Month LIBOR + 6.40%, 6.31% (A), 11/16/2039	172,953	31,791
(1.00) * 1-Month LIBOR + 6.40%, 6.32% (A), 12/20/2038	21,634	779
(1.00) * 1-Month LIBOR + 6.55%, 6.46% (A), 11/16/2033	42,876	4,083
(1.00) * 1-Month LIBOR + 6.55%, 6.47% (A), 11/20/2037	27,389	3,493
6.50%, 03/20/2039	24,273	4,276
(1.00) * 1-Month LIBOR + 6.60%, 6.52% (A), 05/20/2041	169,810	23,103
(1.00) * 1-Month LIBOR + 6.68%, 6.60% (A), 07/20/2037	161,822	28,777
(1.00) * 1-Month LIBOR + 6.70%, 6.62% (A), 06/20/2037	305,974	60,710
(1.00) * 1-Month LIBOR + 7.30%, 7.22% (A), 12/20/2038	171,955	26,117
(1.00) * 1-Month LIBOR + 7.60%, 7.52% (A), 09/20/2038	20,043	3,139
(1.00) * 1-Month LIBOR + 7.70%, 7.61% (A), 04/16/2038	17,665	2,990
Government National Mortgage Association, Principal Only STRIPS
08/20/2035 - 12/20/2040	556,273	527,776
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 01/15/2030	2,000,000	1,773,702
Tennessee Valley Authority
4.25%, 09/15/2065 (G)	365,000	533,389

Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority (continued)
4.63%, 09/15/2060	$ 451,000	$ 689,691
5.88%, 04/01/2036	2,565,000	3,879,287
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	3,085,141
Uniform Mortgage-Backed Security
2.00%, TBA (E)	195,000	202,053
2.50%, TBA (E)	4,470,000	4,644,086
Vendee Mortgage Trust
6.75%, 06/15/2028	137,650	157,710
7.25%, 02/15/2023	52,366	54,446

Total U.S. Government Agency Obligations (Cost $211,935,527)		222,516,743

U.S. GOVERNMENT OBLIGATIONS - 22.8%
U.S. Treasury - 22.4%
U.S. Treasury Bond
1.25%, 05/15/2050	3,105,000	2,642,040
1.63%, 11/15/2050	4,275,000	3,994,453
1.88%, 02/15/2051 (G)	8,695,000	8,622,994
2.00%, 02/15/2050	999,000	1,018,863
2.25%, 05/15/2041 - 08/15/2046	2,720,000	2,917,678
2.38%, 11/15/2049	4,745,000	5,239,889
2.50%, 02/15/2045	2,300,000	2,572,766
2.88%, 08/15/2045 (G)	2,000,000	2,388,828
3.00%, 02/15/2048 (G)	430,000	530,294
3.13%, 02/15/2043 - 05/15/2048 (G)	1,651,000	2,041,531
3.38%, 05/15/2044	3,000,000	3,855,937
3.50%, 02/15/2039	2,900,000	3,726,953
3.63%, 08/15/2043 - 02/15/2044	8,790,000	11,678,001
3.88%, 08/15/2040	1,185,000	1,601,046
U.S. Treasury Bond, Principal Only STRIPS
08/15/2021 - 08/15/2041	28,055,000	27,049,187
11/15/2021 - 11/15/2041 (G)	29,280,000	26,718,424
U.S. Treasury Note
0.38%, 01/31/2026	290,000	286,658
0.50%, 02/28/2026	8,880,000	8,821,725
0.63%, 08/15/2030	690,000	656,255
0.75%, 04/30/2026	220,000	220,877
0.88%, 06/30/2026	1,453,000	1,465,827
0.88%, 11/15/2030 (G)	2,875,000	2,790,098
1.25%, 10/31/2021 (G)	4,300,000	4,312,595
1.25%, 03/31/2028 - 06/30/2028	11,232,000	11,426,058
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,255,331
1.63%, 02/15/2026 (G)	88,400	92,288
1.63%, 05/15/2031	340,000	352,059
1.75%, 02/28/2022 - 12/31/2026	17,070,000	17,284,098
1.75%, 05/15/2023 - 12/31/2024 (G)	5,114,200	5,266,545
1.88%, 11/30/2021 (G)	2,800,000	2,816,731
1.88%, 08/31/2022 - 08/31/2024	4,398,000	4,493,330
2.00%, 10/31/2021	3,900,000	3,918,575
2.00%, 02/15/2023 - 11/15/2026 (G)	1,015,800	1,063,017
2.13%, 06/30/2022 (G)	1,000,000	1,018,594
2.13%, 02/29/2024 - 03/31/2024	1,279,000	1,340,768
2.25%, 11/15/2024 - 02/15/2027 (G)	4,435,000	4,717,615
2.50%, 08/15/2023 - 02/28/2026	2,215,000	2,326,539
2.50%, 05/15/2024 (G)	148,000	157,024
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,726,583

		193,408,074

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	$ 3,456,597	$ 3,525,864

Total U.S. Government Obligations (Cost $188,391,959)		196,933,938

	Shares	Value
OTHER INVESTMENT COMPANY - 4.1%
Securities Lending Collateral - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (M)	35,260,098	35,260,098

Total Other Investment Company (Cost $35,260,098)		35,260,098

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.00% (M), dated 07/30/2021, to be repurchased at $22,879,246 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $23,336,853.	$ 22,879,246	22,879,246

Total Repurchase Agreement (Cost $22,879,246)		22,879,246

Total Investments (Cost $855,667,832)		899,594,026
Net Other Assets (Liabilities) - (4.3)%		(36,782,754)

Net Assets - 100.0%		$ 862,811,272

Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$60,769,887	$4,034,134	$64,804,021
Corporate Debt Securities	—	277,024,597	—	277,024,597
Foreign Government Obligations	—	5,398,573	—	5,398,573
Mortgage-Backed Securities	—	65,914,957	1,568,655	67,483,612
Municipal Government Obligations	—	7,293,198	—	7,293,198
U.S. Government Agency Obligations	—	222,516,743	—	222,516,743
U.S. Government Obligations	—	196,933,938	—	196,933,938
Other Investment Company	35,260,098	—	—	35,260,098
Repurchase Agreement	—	22,879,246	—	22,879,246

Total Investments	$35,260,098	$858,731,139	$5,602,789	$899,594,026

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$—	$2,274,879

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $173,285,426, representing 20.1% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $10,127,404, representing 1.2% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $63,545,718, collateralized by cash collateral of $35,260,098 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,604,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rounds to less than $1 or $(1).
(K)	Security deemed worthless.
(L)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2021; the maturity date disclosed is the ultimate maturity date.
(M)	Rates disclosed reflect the yields at July 31, 2021.
(N)	The Fund recognizes transfers in and out of Level 3 as of July 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 20

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 21

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 22